SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies Line Items
Short-term deposits average rate (as a percent)	6.67%	3.82%
Severance expenses	$ 3,206	$ 2,809	$ 2,612
Total employer 401(k) contributions	$ 1,006	$ 865	$ 683
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	0	456,696	1,035,307
Total expenses for doubtful debts	$ 1,133	$ 210	$ 82
Deferred revenues	2,377
Aggregate amount of Remaining performance obligations	2,297
Accounts receivable, allowance for doubtful accounts	2,091	2,134
Depreciation expense for related capitalized internally developed software	1,392
Designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	6,006	14,364
Not designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	$ 0	$ 3,576